INVENTORIES, NET	12 Months Ended
Mar. 31, 2026
Inventory Disclosure [Abstract]
INVENTORIES, NET

NOTE 6 — INVENTORIES, NET

Inventories, net consists of the following:

	March 31,	March 31,
	2026	2025
Purchased office equipment for sale	$1,101,962	$1,015,852
Equipment parts and supplies	1,007,977	755,735
Other supplies	54,514	46,615
Subtotal	2,164,453	1,818,202
Less: inventory reserve	(21,425)	(18,182)
Inventories, net	$2,143,028	$1,800,020

The Company periodically evaluates inventories against their net realizable value, and reduces the carrying value of those inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and future demand of each type of inventories.